Investment Objectives and Goals - Defiance Daily Target 2X Long Pasqal ETF	Oct. 09, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG PASQAL ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Pasqal Holding SA (NASDAQ: PSQL). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.